Critical Accounting Estimates and Judgments (Policies)	6 Months Ended
Jun. 30, 2024
Critical Accounting Estimates and Judgments
Revenue recognition for the Eli Lilly collaboration and license agreement

Revenue recognition for the Eli Lilly collaboration and license agreement

a. Identification of the performance obligation

Note 14 describes the Company’s original research and collaboration agreement with Eli Lilly and Company, and the amended and restated research and collaboration agreement (collectively, the “Collaboration agreement”). Under the Collaboration agreement, ProQR provides Eli Lilly with a license (with a right to sub-license) to exploit compounds resulting from the collaboration. A significant amount of judgement is required to determine whether the license is distinct from the other promises in the contract. The license was concluded not to be distinct from the other promises in the contract based on the following considerations:

●	the license has no stand-alone value to Eli Lilly without the Company being involved in the research and development collaboration, and;
●	there are significant interdependencies between the license and the research and development services to be provided by the Company.

ProQR’s services are evaluated as predominant at inception of the contract and contractually only ProQR can perform these services as they are specific to the skills of the Company. The resulting compounds from the collaboration do not represent a series of distinct promises because they were not predetermined at the inception of the contract and can be terminated or replaced at the discretion of Lilly subject to the terms and conditions of the Collaboration agreement.

b. Determining the timing of satisfaction of performance obligations

Under the Collaboration agreement, the Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services. As our estimate of the total labor hours required is dependent on the evolution of the research and development activities, it may be subject to change. If the progression and/or outcome of certain research and development activities would be different from the assumptions that were made during the preparation of these financial statements, this could lead to material adjustments to the total estimated labor hours, which might result in a reallocation of revenue between current and future periods. Our total deferred revenue balance amounts to € 58,667,000 of which € 58,181,000 is related to this Eli Lilly performance obligation at June 30, 2024. As at December 31, 2023 the entire deferred revenue balance of € 64,739,000 related to the Eli Lilly performance obligation.

c. Determining the transaction price

The Company applied judgement to determine whether the equity investments made by Eli Lilly in ProQR are part of the transaction price for the Collaboration agreement. The Company concluded that the differences between the prices that Eli Lilly paid for the shares and the ProQR stock closing prices on the days of entering into the equity investment agreements arose because of the Company’s existing obligations to deliver research and development services to Eli Lilly under the terms of the Collaboration agreement. Therefore, the above differences between the closing share prices on the agreement effective dates and the equity investment prices paid by Eli Lilly are considered to be part of the transaction price of the contract and are initially allocated to deferred revenue.

The contract also includes variable consideration, but no variable consideration was included in the initial transaction price at the inception, as it is not highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company includes such variable consideration in the transaction price when the uncertainty associated with the variable consideration is resolved.

As further described in Note 14, during 2024, the Company reached milestones under the agreement, which were added to the transaction price and recognized partially as revenue during 2024 with the remainder recorded in future periods based on progress towards satisfaction of performance obligation.

The Collaboration agreement includes sales-based royalties, including commercial milestone payments based on the level of sales. Related revenue is recognized as the subsequent underlying sales occur at a point in time.

Research and development expenditures

Research and development expenditures

Research expenditures are reflected in the income statement. Development expenses are currently also reflected in the income statement because the criteria for capitalization are not met. At each balance sheet date, the Company estimates the level of service performed by the vendors and the associated costs incurred for the services performed.

Although we do not expect the estimates to be materially different from amounts actually incurred, the understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in reporting amounts that are too high or too low in any particular period.